Label	Element	Value
Guardian Large Cap Disciplined Growth VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guardian Large Cap Disciplined Growth VIP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. Wellington Management Company LLP, the Fund's subadviser ("Subadviser"), defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the "Index") at the time of purchase.

Although expected to change frequently, the market capitalization range of the Index was approximately $510 million to $1.2 trillion as of March 31, 2020.

The Fund invests primarily in the common stock of growth-oriented companies. The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The Subadviser employs a "bottom-up" approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A "bottom-up" approach evaluates individual companies in the context of broader market factors. Fund construction emphasizes stock-specific risk while seeking to minimize other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.

The Subadviser's stock selection process is derived from its observation that the quality and persistence of a company's business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the Subadviser's investment philosophy.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.

Market Risk. The financial and securities markets are volatile and may be affected by political, regulatory, social, economic, and other global market developments and disruptions, including those arising out of geopolitical events, health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism, and governmental or quasi-governmental actions. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the Fund. The price, value or liquidity of the Fund's investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.

Issuer Risk. The Fund's investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.

Management Risk. The Fund is actively managed by the Subadviser. There is no guarantee that the Subadviser's investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Equity Securities Risk. The price or value of the Fund's investments in a company's equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company's financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company's debt with respect to dividends, which the company may or may not declare.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to attain the same growth rate of small- or mid-capitalization companies. In addition, large-capitalization companies may be unable to respond to competitive challenges or opportunities as quickly as smaller companies.

Growth Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. Securities of "growth" companies may be more volatile than other stocks and may involve special risks. If the Subadviser's perception of a company's growth potential is not realized, the securities purchased may not perform as expected and may be out of favor for an extended period of time, reducing the Fund's returns. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.

Active Trading Risk. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund's performance.

Depositary Receipts Risk. Depositary receipts, or receipts issued by a bank, reflect ownership of underlying securities issued by foreign companies and involve risks similar to the risks associated with investments in foreign securities. There may be limited information available for depositary receipts, and holders of depositary receipts may have limited voting or other rights. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. The Fund's foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency's value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly.

Liquidity and Valuation Risk. The Fund's investments may be difficult to sell at a favorable time or price. To meet redemption requests or otherwise raise cash, the Fund may be forced to sell investments at a disadvantageous time and/or price. In addition, it may be difficult for the Fund to accurately value investments or purchase or sell investments within a reasonable time at the price at which it has been valued for purposes of the Fund's net asset value. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), are particularly susceptible to liquidity and valuation risk.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio investments may result in higher Fund expenses, such as higher brokerage fees or other transaction costs, which may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianlife.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (by calendar year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return – 17.49% (1st Q 2019) Lowest Quarterly Return – -16.48% (4th Q 2018)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Guardian Large Cap Disciplined Growth VIP Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.39%
Since Inception	rr_AverageAnnualReturnSinceInception	18.72%
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,170
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	297
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	522
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,170
Annual Return 2017	rr_AnnualReturn2017	28.63%
Annual Return 2018	rr_AnnualReturn2018	(1.18%)
Annual Return 2019	rr_AnnualReturn2019	39.54%
1 Year	rr_AverageAnnualReturnYear01	39.54%
Since Inception	rr_AverageAnnualReturnSinceInception	18.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2016

[1]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2021 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.87% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager's recoupment rights. The Manager may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any.